Subsidiary Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans
Notes Payable [Line Items]
Subsidiary preferred shares	$ 4,111	$ 3,439
Convertible notes
Notes Payable [Line Items]
Subsidiary preferred shares	0	260	$ 248	$ 2,696
Subsidiary notes payable
Notes Payable [Line Items]
Subsidiary preferred shares	$ 4,111	$ 3,699